Capital - Summary of Retained Earnings (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Contract Assets And Contract Liabilities [Line Items]
Unappropriated retained earnings	₩ 513,418	₩ 428,499